REPO AND REVERSE REPO TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
REPO AND REVERSE REPO TRANSACTIONS
Summary of residual values of assets transferred under repo and reverse repo transactions

The residual values of assets transferred under repo and reverse repo transactions as of December 31, 2023 and 2022 are detailed below:

Repo Transactions:

Book Value
December 31, 2023	755,708,132
December 31, 2022	67,206,248

Reverse Repo Transactions:

Book Value
December 31, 2023	940,332
December 31, 2022	—